DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Fair Value Disclosures [Abstract]
Schedule of fair values of term loans and contingent consideration

The following table summarizes the fair values of our Term Loans and the contingent consideration:

	October 1, 2016		January 2, 2016
	Level 2	Level 3	Level 2	Level 3
Term Loans:
2016 First Lien Term Loan	$1,101,844	$—	$—	$—
2012 First Lien Term Loan	—	—	895,007	—
2012 Second Lien Term Loan	—	—	367,500	—
Contingent consideration	—	9,824	—	19,628

The following table summarizes the fair value measurement of the Company’s Term Loans, derivatives and contingent consideration:

	January 2, 2016		January 3, 2015
	Level 2	Level 3	Level 2	Level 3
Derivatives	$—	$—	$2,294	$—
Term Loans:
First Lien Term Loan	895,007	—	900,834	—
Second Lien Term Loan	367,500	—	364,219	—
Contingent consideration	—	19,628	—	—

Summary of activity related to the contingent consideration

The activity related to the contingent consideration shown in the table above was as follows:

Total
Balance at January 2, 2016	$19,628
Accruals	196
Payments, net	(10,000)

Balance at October 1, 2016	$9,824